Other related party disclosures	12 Months Ended
Dec. 31, 2022
Other related party disclosures
Other related party disclosures

20. Other related party disclosures

dievini Hopp BioTech holding GmbH & Co. KG

As disclosed in Note 1, during fiscal 2022, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac between approximately 43–46 % during that period. dievini is thus the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

Other related party transactions

Transfer of shares from the Funding Shareholders

As discussed in Note 10, due to certain virtual share exercises under the Prior VSOP during the year 2022: 777,260 (2021:1,524,900) common shares were transferred to the Company by the Funding Shareholders, with no consideration paid in exchange, and all of these shares were subsequently transferred to fulfill obligations from option exercises.

Rittershaus Rechtsanwaelte

Since December 15, 2005, a consultant agreement is in place for an indefinite term with Rittershaus. The agreement can be terminated without notice by CureVac and with notice of three months to the end of the quarter by Rittershaus. In fiscal 2022, consulting fees of EUR 518k (2021: EUR 757k, 2020: EUR 990k) were paid to the Rittershaus. Prof. Dr. Christof Hettich is managing director of Rittershaus and was managing director at dievini until June 2022 as well.

Dietmar Hopp

During 2019, Dietmar Hopp, principal of dievini Hopp BioTech holding GmbH & Co. KG (dievini), the majority shareholder of the Group, granted two convertible loans to the Group which were terminated in July 2020 and fully repaid in August 2020. Additionally, in 2020, DH-LT Investments GmbH, a company beneficially owned by Dietmar Hopp, managing director of dievini, the Groups largest shareholder, purchased EUR 100,000k of the Group’s common shares at the price of USD 16 per share. In 2022 a total of EUR 58k was paid to dievini Hopp BioTech Holding GmbH & Co. KG.

Antony Blanc

In 2020, a consulting agreement between CureVac AG and Clarentis SRL was made. Clarentis SRL is a wholly owned consulting company of Antony Blanc, PhD, the CBO of CureVac. After the transition of Antony Blanc to the Management Board in February 2021, the contract was no longer active, and no new orders were placed. In Q3 2021, a milestone payment, which related to the submission of the EMA dossier for CVnCoV and which amounted to EUR 100k was made to fulfil a contractual obligation from the consulting agreement in place before Antony Blanc joined the Management Board. In addition to his Management Board position at CureVac NV, Antony also took over the role as Management Director at CureVac Belgium SA. He executes this function by using Clarentis SRL. As it relates to these services in 2022, CureVac paid an amount of EUR 69k (2021: EUR 0k, 2020: EUR 0k). The amounts invoiced for this function/services are offset/deducted from his base compensation for his function on the Board of Management of CureVac N.V.

BePharBel Manufacturing S.A.

In December 2020, CureVac Manufacturing GmbH (formerly CureVac Real Estate GmbH) and BePharBel Manufacturing S.A., entered into a commercial supply agreement to develop and manufacture the diluent that was expected to be used to dilute the Group’s first concentrated COVID-19 vaccine candidate, CVnCoV, to the amount specified by each dose level. Pursuant to the terms of the agreement, it was intended that BePharBel Manufacturing would manufacture and deliver to CureVac Manufacturing GmbH a low seven figure amount of commercial batches of diluent per year, in 2021 and 2022. Following the withdrawal of the CVnCoV in October 2021 due to COVID-19 virus drift, WHO COVID vaccine efficiency recommendation and market expectations, CureVac Manufacturinmg GmbH terminated the commercial and supply agreement with BePahrBel and entered into negotiations on a structured and rapid wind-down of the ordered production. The Parties agreed on a settlement in May 2022 of all claims resulting from the commercial and supply agreement for an amount of EUR 3,900k, which had beed recognized in provisions, based on estimate, as of December 31, 2021. In total an amount of EUR 4,016k was paid. Baron Jean Stéphenne, our supervisory board member, holds directly and indirectly 15.61% of BePharBel Manufacturing’s equity and is a director of BePharBel Manufacturing, and Baron Jean Stéphenne’s son, Vincent Stéphenne, holds 1.43% of BePharBel Manufacturing’s equity and is a managing director of BePharBel Manufacturing.

Mariola Fotin-Mleczek

In 2022, a consulting agreement between CureVac N.V. and Mariola Fotin-Mleczek was made. In 2022 a total of EUR 20k was paid. Due to the exercise of the Old VAP award in December 2022, CureVac has a receivable position of EUR 131k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Florian von der Mülbe

Due to the exercise of the Old VAP award in December 2022, CureVac has a receivable position of EUR 559k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Dr. Ingmar Hörr

Due to the exercise of the Old VAP award in December 2022, CureVac has a receivable position of EUR 573k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Indemnification Agreements

The Company’s articles of association require it to indemnify it’s current and former managing directors and supervisory directors in relation to acts or omissions in the performance of their duties to the fullest extent permitted by law, subject to certain exceptions. We entered into indemnification agreements with all our managing directors and supervisory directors.